Loans Due From Third Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loan Due From Third Parties [Abstract]
Schedule of loans due from third parties
	June 30, 2022	December 31, 2021
	(Unaudited)
Loans due from third parties	$26,467,655	$23,790,917
Less: allowance for credit losses	92,637	39,446
	$26,375,018	$23,751,471

	December 31, 2021	December 31, 2020
Loans due from third parties (1)	$23,790,917	$17,698,084
Less: allowance for credit losses	39,446	27,432
	$23,751,471	$17,670,652

(1)

As of December 31, 2020, the balance of loans due from third parties was comprised of loans of $11,384,625, $3,306,744, $2,354,965, $417,742 and $153,019 due from five third parties, and a non-interest bearing loan of $0.54 million due from a third party. These five interest bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 7% to 14%. The loans of $11,384,625, $3,306,744, $2,354,965, and $153,019 are pledged either with real estate assets or customer’s trade receivables.

As of December 31, 2021, the balance of loans due from third parties was comprised of loans of $11,807,096, $6,622,101, $5,306,798 due from three parties, and a non-interest bearing loan of $0.54 million due from a third party. These three interest bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 7% to 14%. The loans of $6,622,101 and $5,306,798 are pledged either with real estate assets or customer’s trade receivables.

Schedule of allowance for credit losses
	June 30, 2022	December 31, 2021
	(Unaudited)
Balance at beginning of the year	$39,446	$27,432
Provisions	53,191	12,014
Balance at end of the period/year	$92,637	$39,446

	December 31,	December 31,
	2021	2020
Balance at beginning of the year	$27,432	$4,870,838
Reduction due to deconsolidation	-	(4,870,838)
Provisions	12,014	27,432
Balance at end of the year	$39,446	$27,432